March 8, 2018

Securities and Exchange Commission

VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:  Division of Investment Management

Re:

Satuit Capital Management Trust, File No.'s 811-10103 & 333-45040

On behalf of Satuit Capital Management Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information, dated March 1, 2018, that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post Effective Amendment No. 38, which was filed with the U.S. Securities and Exchange Commission on March 1, 2018.

Sincerely,

/s/  Robert Sullivan

Robert Sullivan

President & Chairman of the Board